Shareholder Report, Line Graph (Details) - USD ($)			5 Months Ended	6 Months Ended		12 Months Ended	17 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 06, 2024	Apr. 30, 2016	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2016	Apr. 30, 2017	Apr. 30, 2026	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2026
C000255350
Account Value [Line Items]
Line Graph and Table Measure Name				Slow Capital Growth Fund
Accumulated Value	$ 10,000		$ 8,920				$ 10,750
C000123870
Account Value [Line Items]
Line Graph and Table Measure Name					SMI Dynamic Allocation Fund
Accumulated Value		$ 10,000				$ 10,406		$ 10,998	$ 10,929	$ 11,544	$ 13,334	$ 13,064	$ 12,494	$ 12,759	$ 14,688	$ 18,829
C000123869
Account Value [Line Items]
Line Graph and Table Measure Name					SMI Multi-Strategy Fund
Accumulated Value		10,000				10,990		12,347	12,227	11,949	15,975	15,391	15,047	15,817	17,332	22,048
C000123868
Account Value [Line Items]
Line Graph and Table Measure Name					Sound Mind Investing Fund
Accumulated Value		10,000				11,376		13,085	13,172	11,860	18,151	17,650	17,327	18,653	19,910	24,379
Morningstar US Target Market Exposure TR USD
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar US Target Market Exposure
Accumulated Value	$ 10,000		$ 9,165				$ 11,962
SMI Balanced Fund - Blend Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name				Weighted Index*
SMI Balanced Fund - Blend Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name				Weighted Index*
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index TR	S&P 500 Index TR
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000				10,083		10,051	10,582	11,730	11,698	10,703	10,657	10,500	11,343	11,803
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index TR	S&P 500 Index TR
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index
Accumulated Value		$ 10,000				$ 10,083		$ 10,051	$ 10,582	$ 11,730	$ 11,698	$ 10,703	$ 10,657	$ 10,500	$ 11,343	$ 11,803
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index TR